Putnam
Tax Smart
Equity Fund


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
December 20, 2000

REPORT FROM FUND MANAGEMENT

Robert S. Beck
Paul E. Marrkand
Matthew C. Halperin
Michael K. Arends

Over the 12 months ended October 31, 2000, changing conditions in the stock markets created both favorable and unfavorable conditions for both growth and value stocks. As a result, most stock funds dedicated to one of these stock types outperformed at times, but delivered disappointing returns for the year. While Putnam Tax Smart Equity Fund did not escape the impact of recent market volatility, its style-neutral approach produced returns that more than doubled those of its Lipper category average and were more than five times the results of the Standard & Poor's 500 [REGISTRATION MARK] Index. See pages 6 and 7 for more details.

Total return for 12 months ended 10/31/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   32.06%  24.46%   31.03%  26.03%   31.03%  30.03%   31.53%  27.00%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* ACTIVE MANAGEMENT APPROACH DIFFERS FROM OTHER TAX-MANAGED FUNDS

One of the common yardsticks used to assess a fund's tax efficiency is portfolio turnover, which signifies the amount of trading activity. A low portfolio turnover is often said to be a sign that a fund will have lower capital gain distributions because it is not realizing gains. Over the past four years, in a rising-market environment, low-turnover funds have been able to deliver attractive returns. But in a more volatile market, we believe a far more active approach is needed.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software               10.2%

Regional Bells          8.2%

Electric utilities      7.8%

Pharmaceuticals         6.9%

Insurance               6.7%

Footnote reads:
*Based on net assets as of 10/31/00. Holdings will vary over time.


Our bottom-up, company-by-company approach to stock selection starts with a focus list of high-quality, mid- to large-capitalization stocks compiled through quantitative screening, recommendations from our Global Equity Research group, and the collective knowledge of the management team. Daily buy and sell decisions are made by continually comparing the market price of each company with our valuation based on our present value model. (Present value is an industry term used to indicate the sum of the company's future discounted cash flows available to equity owners.) When new information is discovered and input into our model, the valuation changes. If we have purchased a stock at a higher price because of previous assumptions in our model, and the new assumptions lower its value, we admit our mistake and sell the security because it is no longer undervalued. This process not only keeps us disciplined but generates losses that can be used to offset the gains that occur when our decisions prove more profitable. This can help us keep the portfolio tax efficient.

There is a lot more to our decision process than price comparisons, however. Behind each stock in the portfolio is a detailed fundamental analysis combined with a tremendous amount of hands-on research. We meet directly with company management, competitors, suppliers and customers to arrive at our determination of a company's present value, participating in approximately 2,000 such meetings in any given year. These meetings are an invaluable opportunity for the team to communicate directly with the people who create the company's long-term value.

* TECHNOLOGY STOCKS MAKE STRONG CONTRIBUTION TO PERFORMANCE

While your fund does not make sector bets, its performance may reflect the strength -- or weakness -- of a particular sector as an indirect result of our stock selection. For the most part, the fund benefited from the technology companies we chose, despite the extraordinary volatility that has dominated this sector for much of the year. Our screening process eschews small-capitalization companies and focuses the team's attention on mid-cap and large companies. A few examples follow.

Juniper Networks, which provides new IP (Internet protocol) infrastructure solutions for the world's leading service providers, is one example of the type of technology stock we have targeted. Although it has since been sold from the portfolio, the stock was one of the fund's top performers for the year.


Lipper Analytical Services ranked Putnam Tax Smart Equity Fund's class A shares in the top 11% of all multi-cap core funds tracked for 1-year performance, as of 10/31/00. The fund was ranked 40 out of 379 funds. Average return for this fund classification over this period was 14.61%; the fund's class A share total return for the period was 32.06%.

Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund began operations 7/1/99; shares were not tracked for longer periods and performance of other share classes will vary. Past performance is not indicative of future results.


Another successful stock pick was Extreme Networks, which produces gigabyte Ethernet switching solutions. Its products, designed to enable service providers with a simpler, lower-maintenance method for managing and prioritizing the ever-increasing levels of Internet traffic, are based on Layer 3 switches, also known as hardware-based wire-speed routers. These routers offer faster speeds than traditional software-based routers and are simpler and less expensive. The fund's position in Extreme Networks was sold prior to the close of the fiscal year.

Honeywell International is a manufacturing company involved with aerospace, automotive, chemical, plastic, and electronic products. After disappointing earnings were preannounced in June, the company was selling below its present value and we established a position. In mid-October, General Electric announced its acquisition of the company at a price approximately the same as our present value -- further demonstrating the effectiveness of our methodology. Although this stock, as well as others mentioned in this report, was viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STOCK SELECTION PROCESS ALSO EFFECTIVE OUTSIDE TECHNOLOGY

Quaker Oats, purchased in February, is another stock we bought when it was selling for less than what we considered its present value. While its primary business, cereal and breakfast foods, was not making much progress, its Gatorade sports beverage is immensely popular and is sold in more than 45 countries outside of North America. It was the Gatorade business that prompted Pepsi-Cola to try to acquire Quaker, but talks ended without a merger shortly before the end of the fiscal year. The stock price rose over the past six months; we sold part of the position when it approached target price levels and as of the end of the fiscal year, the remaining position had appreciated well above that due to acquisition speculation. We took profits on it as we began fiscal 2001.

Another key contributor to your fund's performance was FPL Group, Inc., a Florida public utility holding company that supplies power to approximately 3.8 million people and invests in independent power projects. We purchased it in June, considering it undervalued. This fall, the company completely renovated its Web site, allowing commercial, industrial, and residential customers to manage their accounts online and offering analyst presentations, annual reports and other material of interest to investors. This focus on an improved cyber-relationship with customers and investors has improved investor perceptions of the company and helped boost its stock price.

* REALIZING LOSSES HELPS PREVENT CAPITAL GAIN DISTRIBUTIONS

While your management team is proud of its successful picks this year, there were several cases where we realized we had made the wrong call and opted to realize the loss. Such situations can actually be positive for your fund's strategy, because they create losses that can be used to offset gains, reducing the likelihood that the fund will be required to distribute capital gains to shareholders.

One such case was Eli Lilly & Co., a pharmaceutical company best known for its Prozac antidepressant. Our assessment of the company's value reflected expectations that its new drug, Zovant, for the treatment of sepsis or blood poisoning, would be a blockbuster product. However, Lilly had been engaged in efforts to develop a reformulated version of its highly successful Prozac, which is scheduled to go off-patent next year. These efforts were recently abandoned, reducing future cash flow expectations for the company, and consequently reducing its present value. As a result, we eliminated the position.

Another disappointment was Sprint PCS Group, the only 100% digital nationwide wireless communications provider. While we believe Sprint PCS continues to offer growth potential, its cash flow will be much lower than we had expected. Realizing the loss was a decision that made more sense for the fund and was based on a lower present value.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerate

Microsoft Corp.
Software

SBC Communications, Inc.
Regional Bells

Verizon Communications
Regional Bells

Cisco Systems, Inc.
Communications equipment

American General Corp.
Insurance

ExxonMobil Corp.
Oil and gas

Citigroup, Inc.
Financial

Comerica, Inc.
Banking

Entergy Corp.
Electric utilities

Footnote reads:
These holdings represent 27.5% of the fund's net assets as of 10/31/00. Portfolio holdings will vary over time.

As we begin fiscal 2001, we are confident that our active management approach remains the best strategy to deliver capital appreciation while reducing the impact of capital gains distributions and the resulting taxes on your investment. While we expect market volatility to continue over the near term, the current environment has provided us with many opportunities to purchase shares of solid companies at attractive prices, which should serve the fund well in the year ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/00, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in midsize companies. Such investments increase the risk of greater price fluctuations. This fund has different risk/reward characteristics from other growth funds because of its tax-managed investment style. It is not a suitable investment for IRAs and other non-taxpaying accounts.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Smart Equity Fund, designed for investors seeking long-term growth of capital on an after-tax basis, invests primarily in common stocks of U.S. companies.

TOTAL RETURN FOR PERIODS ENDED 10/31/00

                     Class A        Class B         Class C         Class M
(inception dates)   (7/1/99)       (10/1/99)       (10/1/99)       (3/28/00)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           32.06%  24.46%  31.03%  26.03%  31.03%  30.03%  31.53%  27.00%
------------------------------------------------------------------------------
Life of fund     31.76   24.19   30.43   26.42   30.43   30.43   31.08   26.44
Annual average   22.86   17.55   21.92   19.12   21.92   21.92   22.38   19.13
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/00

                              Standard & Poor's            Consumer
                                 500 Index               price index
------------------------------------------------------------------------------
1 year                             6.09%                    3.45%
------------------------------------------------------------------------------
Life of fund                       5.76                     4.63
Annual average                     4.27                     3.44
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For actual class M share returns, see page 24. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance reflects an expense limitation currently or previously in effect, without which total returns would have been lower. For a portion of these periods, the fund was offered on a limited basis and had limited assets.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/1/99

                 Fund's class A        S&P 500        Consumer price
Date              shares at POP         Index              index

7/1/99               9,425             10,000             10,000
9/30/99              8,940              9,376             10,096
12/31/99            11,092             10,771             10,156
3/31/00             12,355             11,018             10,307
6/30/00             11,916             10,725             10,373
9/30/00             12,195             10,621             10,445
10/31/00           $12,419            $10,576            $10,463

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $13,043 ($12,642 with the contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $13,043, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $13,108 ($12,644 at public offering price). See first page of performance section for performance calculation methods.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 10/31/00

                      Class A         Class B         Class C      Class M
------------------------------------------------------------------------------
Distributions*          --              --              --           --
------------------------------------------------------------------------------
Share value:       NAV     POP         NAV             NAV       NAV     POP
------------------------------------------------------------------------------
10/31/99         $8.67   $9.20       $8.67           $8.67     $  --   $  --
------------------------------------------------------------------------------
3/28/00+            --      --          --              --     12.08   12.52
------------------------------------------------------------------------------
10/31/00         11.45   12.15       11.36           11.36     11.43   11.84
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.

+Inception of class M shares.


TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (7/1/99)        (10/1/99)       (10/1/99)       (3/28/00)
                   NAV    POP      NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           36.41%  28.56%  35.45%  30.45%  35.45%  34.45%  35.84%  31.14%
------------------------------------------------------------------------------
Life of fund     31.07   23.54   29.85   25.85   29.85   29.85   30.39   25.77
Annual average   24.17   18.42   23.24   20.19   23.24   23.24   23.65   20.14
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Tax Smart Funds Trust and
Shareholders of Putnam Tax Smart Equity Fund
(a series of Putnam Tax Smart Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Tax Smart Equity Fund (the "fund") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 4, 2000



THE FUND'S PORTFOLIO
October 31, 2000

COMMON STOCKS (95.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (1.7%)
-------------------------------------------------------------------------------------------------------------------
             41,900 General Dynamics Corp.                                                            $   2,998,469
             98,800 Lockheed Martin Corp.                                                                 3,541,980
             41,200 United Technologies Corp.                                                             2,876,275
                                                                                                      -------------
                                                                                                          9,416,724

Banking (5.6%)
-------------------------------------------------------------------------------------------------------------------
            145,400 Bank of America Corp.                                                                 6,988,288
             37,700 Bank of New York Company, Inc. (The)                                                  2,170,106
            185,400 Comerica, Inc.                                                                       11,181,938
             52,900 Fifth Third Bancorp                                                                   2,717,738
             71,400 Washington Mutual, Inc.                                                               3,141,600
             84,100 Zions Bancorp                                                                         4,830,494
                                                                                                      -------------
                                                                                                         31,030,164

Beverage (0.6%)
-------------------------------------------------------------------------------------------------------------------
             63,800 PepsiCo, Inc.                                                                         3,090,313

Biotechnology (0.9%)
-------------------------------------------------------------------------------------------------------------------
             32,600 Genentech, Inc. (NON)                                                                 2,689,500
             12,700 IDEC Pharmaceuticals Corp. (NON)                                                      2,490,788
                                                                                                      -------------
                                                                                                          5,180,288

Cable Television (0.9%)
-------------------------------------------------------------------------------------------------------------------
            127,300 Comcast Corp. Class A (NON)                                                           5,187,475

Chemicals (0.8%)
-------------------------------------------------------------------------------------------------------------------
             97,200 du Pont (E.I.) de Nemours & Co., Ltd.                                                 4,410,450

Communications Equipment (2.8%)
-------------------------------------------------------------------------------------------------------------------
              4,500 Brocade Communications Systems (NON)                                                  1,023,188
            273,500 Cisco Systems, Inc. (NON)                                                            14,734,813
                                                                                                      -------------
                                                                                                         15,758,001

Computers (5.0%)
-------------------------------------------------------------------------------------------------------------------
            264,300 Cabletron Systems, Inc. (NON)                                                         7,169,138
            120,860 EMC Corp. (NON)                                                                      10,764,094
             88,260 Sun Microsystems, Inc. (NON)                                                          9,785,828
                                                                                                      -------------
                                                                                                         27,719,060

Conglomerates (6.2%)
-------------------------------------------------------------------------------------------------------------------
            440,450 General Electric Co.                                                                 24,142,165
            186,400 Honeywell International, Inc.                                                        10,030,650
                                                                                                      -------------
                                                                                                         34,172,815

Consumer Finance (1.6%)
-------------------------------------------------------------------------------------------------------------------
            119,500 Household International, Inc.                                                         6,012,344
             81,700 MBNA Corp.                                                                            3,068,856
                                                                                                      -------------
                                                                                                          9,081,200

Consumer Goods (1.0%)
-------------------------------------------------------------------------------------------------------------------
             82,400 Kimberly-Clark Corp.                                                                  5,438,400

Electric Utilities (7.8%)
-------------------------------------------------------------------------------------------------------------------
            241,400 CMS Energy Corp.                                                                      6,517,800
            250,500 CP&L Energy, Inc.                                                                    10,098,281
             68,800 Duke Energy Corp.                                                                     5,946,900
            288,000 Entergy Corp.                                                                        11,034,000
            142,900 FPL Group, Inc.                                                                       9,431,400
                                                                                                      -------------
                                                                                                         43,028,381

Electrical Equipment (0.5%)
-------------------------------------------------------------------------------------------------------------------
             68,000 Rockwell International Corp.                                                          2,673,250

Energy (1.3%)
-------------------------------------------------------------------------------------------------------------------
            156,800 Baker Hughes, Inc.                                                                    5,390,000
             22,900 Schlumberger, Ltd.                                                                    1,743,263
                                                                                                      -------------
                                                                                                          7,133,263

Entertainment (1.2%)
-------------------------------------------------------------------------------------------------------------------
            121,328 Viacom, Inc. Class B (NON)                                                            6,900,530

Financial (5.5%)
-------------------------------------------------------------------------------------------------------------------
             58,100 Associates First Capital Corp.                                                        2,156,963
            216,733 Citigroup, Inc.                                                                      11,405,574
            104,500 Fannie Mae                                                                            8,046,500
            152,000 Freddie Mac                                                                           9,120,000
                                                                                                      -------------
                                                                                                         30,729,037

Food (3.6%)
-------------------------------------------------------------------------------------------------------------------
            222,500 ConAgra, Inc.                                                                         4,755,938
            184,200 Heinz (H.J.) Co.                                                                      7,724,888
             26,400 Quaker Oats Co. (The)                                                                 2,153,250
            258,600 Sara Lee Corp.                                                                        5,576,063
                                                                                                      -------------
                                                                                                         20,210,139

Health Care Services (4.3%)
-------------------------------------------------------------------------------------------------------------------
             54,200 Cardinal Health, Inc.                                                                 5,135,450
             36,800 CIGNA Corp.                                                                           4,487,760
            165,100 HCA - The Healthcare Corp.                                                            6,593,681
            199,300 Tenet Healthcare Corp.                                                                7,834,981
                                                                                                      -------------
                                                                                                         24,051,872

Insurance (6.7%)
-------------------------------------------------------------------------------------------------------------------
             96,800 Ace Ltd.                                                                              3,799,400
             41,700 AFLAC, Inc.                                                                           3,046,706
            154,500 Allmerica Financial Corp.                                                             9,743,156
            157,400 American General Corp.                                                               12,670,700
             46,200 American International Group, Inc.                                                    4,527,600
             39,800 Chubb Corp. (The)                                                                     3,360,613
                                                                                                      -------------
                                                                                                         37,148,175

Investment Banking/Brokerage (0.5%)
-------------------------------------------------------------------------------------------------------------------
             39,200 Merrill Lynch & Co., Inc.                                                             2,744,000

Medical Technology (2.7%)
-------------------------------------------------------------------------------------------------------------------
             79,500 Millipore Corp.                                                                       4,173,750
             36,400 PE Corp.-PE Biosystems Group                                                          4,258,800
            117,200 St. Jude Medical, Inc. (NON)                                                          6,446,000
                                                                                                      -------------
                                                                                                         14,878,550

Natural Gas Utilities (0.4%)
-------------------------------------------------------------------------------------------------------------------
             28,400 Coastal Corp.                                                                         2,142,425

Oil & Gas (4.8%)
-------------------------------------------------------------------------------------------------------------------
             55,800 BP Amoco PLC ADR (United Kingdom)                                                     2,842,313
            140,700 ExxonMobil Corp.                                                                     12,548,681
            111,690 Royal Dutch Petroleum Co. NV ADR (Netherlands)                                        6,631,594
             61,600 Total Fina Elf S.A. ADR (France)                                                      4,412,100
                                                                                                      -------------
                                                                                                         26,434,688

Paper & Forest Products (1.4%)
-------------------------------------------------------------------------------------------------------------------
            115,600 International Paper Co.                                                               4,233,850
            251,500 Smurfit-Stone Container Corp. (NON)                                                   3,395,250
                                                                                                      -------------
                                                                                                          7,629,100

Pharmaceuticals (6.9%)
-------------------------------------------------------------------------------------------------------------------
            105,700 Abbott Laboratories                                                                   5,582,281
            127,700 American Home Products Corp.                                                          8,108,950
             21,200 Johnson & Johnson                                                                     1,953,050
             91,000 Merck & Co., Inc.                                                                     8,184,313
            189,547 Pfizer, Inc.                                                                          8,186,061
             48,243 Pharmacia Corp.                                                                       2,653,365
             67,600 Schering-Plough Corp.                                                                 3,494,075
                                                                                                      -------------
                                                                                                         38,162,095

Regional Bells (8.2%)
-------------------------------------------------------------------------------------------------------------------
            207,300 BellSouth Corp.                                                                      10,015,181
            317,300 SBC Communications, Inc.                                                             18,304,244
            297,800 Verizon Communications                                                               17,216,563
                                                                                                      -------------
                                                                                                         45,535,988

Retail (0.5%)
-------------------------------------------------------------------------------------------------------------------
             50,600 Safeway, Inc. (NON)                                                                   2,767,188

Software (10.2%)
-------------------------------------------------------------------------------------------------------------------
             63,600 Amdocs Ltd. (NON)                                                                     4,122,075
             33,000 BEA Systems, Inc. (NON)                                                               2,367,750
            149,500 BMC Software, Inc. (NON)                                                              3,036,719
             60,000 Cognos, Inc. (Canada) (NON)                                                           2,490,000
            229,600 Computer Associates International, Inc.                                               7,318,500
            279,600 Microsoft Corp. (NON)                                                                19,257,450
             57,400 Oracle Corp. (NON)                                                                    1,894,200
             84,800 Rational Software Corp. (NON)                                                         5,061,500
             46,000 Siebel Systems, Inc. (NON)                                                            4,827,125
             43,250 VERITAS Software Corp. (NON)                                                          6,098,926
                                                                                                      -------------
                                                                                                         56,474,245

Technology Services (1.4%)
-------------------------------------------------------------------------------------------------------------------
            121,160 Convergys Corp. (NON)                                                                 5,278,033
             47,800 Electronic Data Systems Corp.                                                         2,243,613
                                                                                                      -------------
                                                                                                          7,521,646

Telecommunications (0.5%)
-------------------------------------------------------------------------------------------------------------------
             84,100 XO Communications, Inc. (NON)                                                         2,837,052
                                                                                                      -------------
                    Total Common Stocks (cost $465,630,958)                                           $ 529,486,514

SHORT-TERM INVESTMENTS (7.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   20,522,000 Interest in $949,877,000 joint repurchase agreement dated
                    October 31, 2000 with Merrill Lynch, Pierce, Fenner &
                    Smith, Inc. due November 1, 2000 with respect to various
                    U.S. Government obligations -- maturity value of
                    $20,525,762 for an effective yield of 6.60%                                       $   20,522,000
         20,000,000 Interest in $680,000,000 joint repurchase agreement dated
                    October 31, 2000 with Morgan (J.P.) & Co., Inc. due
                    November 1, 2000 with respect to various U.S. Government
                    obligations -- maturity value of $20,003,667 for an
                    effective yield of 6.60%                                                             20,000,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $40,522,000)                                   $  40,522,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $506,152,958) (b)                                         $ 570,008,514
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $554,442,708.

  (b) The aggregate identified cost on a tax basis is $508,745,063, resulting in gross unrealized appreciation and depreciation of $68,066,463 and $6,803,012, respectively, or net unrealized appreciation of $61,263,451.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

------------------------------------------------------------------------------
Swap Contracts outstanding at October 31, 2000
                                                                   Unrealized
                                          Notional  Termination   Appreciation/
                                           Amount      Date      (Depreciation)
------------------------------------------------------------------------------
Agreement with Lehman Brothers Finance
S.A. dated September 19, 2000 to receive
(pay) the notional amount multiplied by
the return of Foundry Networks, Inc.,
adjusted by a specified spread, and pay
the notional amount multiplied by one
month LIBOR adjusted by a specified
spread.                                 $ 4,739,720   Oct-01     $  465,178

Agreement with Lehman Brothers Finance
S.A. dated October 17, 2000 to receive
(pay) the notional amount multiplied by
the return of Foundry Networks, Inc.,
adjusted by a specified spread, and pay
the notional amount multiplied by one
month LIBOR adjusted by a
specified spread.                         1,353,285   Nov-01       (114,070)

Agreement with Lehman Brothers Finance
S.A. dated December 21, 1999 to receive
(pay) the notional amount multiplied by
the return of Tyco International, LTD,
and pay the notional amount multiplied
by one month LIBOR adjusted by a specified
spread.                                   5,146,961   Jan-01      4,560,155
------------------------------------------------------------------------------
                                        $11,239,966              $4,911,263
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $506,152,958) (Note 1)                                        $570,008,514
-------------------------------------------------------------------------------------------
Cash                                                                                    225
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                   531,978
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                       5,025,333
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            7,395,947
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   18,484,849
-------------------------------------------------------------------------------------------
Total assets                                                                    601,446,846

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 45,307,789
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          141,412
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        861,120
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          114,493
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,484
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,025
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              294,228
-------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                            114,070
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              167,517
-------------------------------------------------------------------------------------------
Total liabilities                                                                47,004,138
-------------------------------------------------------------------------------------------
Net assets                                                                     $554,442,708

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $491,816,796
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                            (6,140,907)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       68,766,819
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $554,442,708

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($237,615,359 divided by 20,749,204 shares)                                          $11.45
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.45)*                              $12.15
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($233,959,932 divided by 20,595,864 shares) **                                       $11.36
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($79,681,650 divided by 7,012,760 shares) **                                         $11.36
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($3,185,767 divided by 278,789 shares)                                               $11.43
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.43)*                              $11.84
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended October 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $25,756)                                       $ 2,310,126
-------------------------------------------------------------------------------------------
Interest                                                                          1,096,707
-------------------------------------------------------------------------------------------
Total investment income                                                           3,406,833

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  2,286,509
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      444,790
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    10,904
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      6,573
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               346,043
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,443,453
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               432,115
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 5,550
-------------------------------------------------------------------------------------------
Amortization of offering expenses (Note 1)                                           10,245
-------------------------------------------------------------------------------------------
Other                                                                               275,067
-------------------------------------------------------------------------------------------
Total expenses                                                                    5,261,249
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (69,731)
-------------------------------------------------------------------------------------------
Net expenses                                                                      5,191,518
-------------------------------------------------------------------------------------------
Net investment loss                                                              (1,784,685)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (4,698,403)
-------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                     (1,020,714)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
swap contracts during the year                                                   66,201,015
-------------------------------------------------------------------------------------------
Net gain on investments                                                          60,481,898
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $58,697,213
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                       Year ended     July 1, 1999
                                                                       October 31    to October 31
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                $   (1,784,685)    $    (23,666)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                       (5,719,117)        (346,284)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             66,201,015        2,419,708
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   58,697,213        2,049,758
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     445,472,016       45,156,270
--------------------------------------------------------------------------------------------------
Total increase in net assets                                          504,169,229       47,206,028

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                             50,273,479        3,067,451
--------------------------------------------------------------------------------------------------
End of year (Including undistributed net investment
income of $-- and $--, respectively)                               $  554,442,708     $ 50,273,479
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------
                                                For the period
Per-share                            Year ended  July 1, 1999+
operating performance                October 31  to October 31
--------------------------------------------------------------
                                        2000         1999
--------------------------------------------------------------
Net asset value,
beginning of period                    $8.67        $8.69
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.01)        (.01)(d)
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              2.79         (.01)
--------------------------------------------------------------
Total from
investment operations                   2.78         (.02)
--------------------------------------------------------------
Net asset value,
end of period                         $11.45        $8.67
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Total return at
net asset value (%)(b)                 32.06         (.23)*
--------------------------------------------------------------
Net assets, end of period
(in thousands)                      $237,615      $23,857
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.16          .44*(d)
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.09)        (.16)*(d)
--------------------------------------------------------------
Portfolio turnover (%)                224.05        30.65*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage services arrangements (Note 2).

(d) Reflects an expense limitation. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------
                                       Year    For the period
Per-share                              ended   October 1, 1999+
operating performance                October 31  to October 31
--------------------------------------------------------------
                                        2000         1999
--------------------------------------------------------------
Net asset value,
beginning of period                    $8.67        $8.35
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.10)        (.01)(d)
--------------------------------------------------------------
Net realized and unrealized
gain on investments                     2.79          .33
--------------------------------------------------------------
Total from
investment operations                   2.69          .32
--------------------------------------------------------------
Net asset value,
end of period                         $11.36        $8.67
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Total return at
net asset value (%)(b)                 31.03         3.83*
--------------------------------------------------------------
Net assets, end of period
(in thousands)                      $233,960      $22,535
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.91          .19*(d)
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.85)        (.12)*(d)
--------------------------------------------------------------
Portfolio turnover (%)                224.05        30.65*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage services arrangements (Note 2).

(d) Reflects an expense limitation. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                       Year     For the period
Per-share                              ended    October 1, 1999+
operating performance                October 31  to October 31
--------------------------------------------------------------
                                        2000         1999
--------------------------------------------------------------
Net asset value,
beginning of period                    $8.67        $8.35
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.09)        (.01)(d)
--------------------------------------------------------------
Net realized and unrealized
gain on investments                     2.78          .33
--------------------------------------------------------------
Total from
investment operations                   2.69          .32
--------------------------------------------------------------
Net asset value,
end of period                         $11.36        $8.67
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Total return at
net asset value (%)(b)                 31.03         3.83*
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $79,682       $3,882
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.91          .19*(d)
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.82)        (.12)*(d)
--------------------------------------------------------------
Portfolio turnover (%)                224.05        30.65*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage services arrangements (Note 2).

(d) Reflects an expense limitation. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------
                                  For the period
Per-share                         March 28, 2000+
operating performance              to October 31
-------------------------------------------------
                                        2000
-------------------------------------------------
Net asset value,
beginning of period                   $12.08
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (a)                 (.02)
-------------------------------------------------
Net realized and unrealized
loss on investments                     (.63)
-------------------------------------------------
Total from
investment operations                   (.65)
-------------------------------------------------
Net asset value,
end of period                         $11.43
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Total return at
net asset value  (%)(b)                (5.38)*
-------------------------------------------------
Net assets, end of period
(in thousands)                        $3,186
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .99*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.15)*
-------------------------------------------------
Portfolio turnover (%)                224.05
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage services arrangements (Note 2).

(d) Reflects an expense limitation. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively.



NOTES TO FINANCIAL STATEMENTS
October 31, 2000

Note 1
Significant accounting policies

Putnam Tax Smart Equity Fund (the "fund") is a series of Putnam Tax Smart Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital on an after-tax basis by investing mainly in common stocks of U.S. companies that Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for long-term growth.

The statement of changes includes information for the period July 1, 1999 (the effective date of registration of the fund with the Securities and Exchange Commission) through October 31, 1999. Financial information for the period prior to July 1, 1999 is discussed in Note 5.

The fund offers class A, class B, class C and class M shares. The fund began offering class M shares on March 28, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is, at all times, at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Equity swap contracts The fund may engage in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2000, the fund had a capital loss carryover of approximately $3,549,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $  420,000    October 31, 2007
     3,129,000    October 31, 2008

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, unrealized gains and losses on certain futures contracts, net operating loss and swap income adjustment reclassifications. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 2000, the fund reclassified $1,784,685 to decrease accumulated net investment loss and $1,784,199 to decrease paid-in-capital, with an increase to accumulated net realized losses of $486. The calculation of net investment loss per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,801. The offering costs of $22,801 have been fully amortized as of October 31, 2000. The organization costs of $7,000 were expensed as incurred.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 2000, fund expenses were reduced by $69,731 under expense-offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $622 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $734,037 and $8,976 from the sale of class A and class M shares, respectively, and received $150,275 and $14,391 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 2000, Putnam Retail Management Inc., acting as underwriter received $63 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,109,980,132 and $686,334,900, respectively. There were no purchases or sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,340,969        $213,075,487
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            20,340,969         213,075,487

Shares
repurchased                                 (2,343,464)        (24,995,137)
---------------------------------------------------------------------------
Net increase                                17,997,505        $188,080,350
---------------------------------------------------------------------------

                                                For the period July 1, 1999
                                                        to October 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,456,870         $20,396,153
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,456,870          20,396,153

Shares
repurchased                                    (58,112)           (487,918)
---------------------------------------------------------------------------
Net increase                                 2,398,758         $19,908,235
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,431,715        $200,586,510
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            19,431,715         200,586,510

Shares
repurchased                                 (1,434,654)        (14,935,990)
---------------------------------------------------------------------------
Net increase                                17,997,061        $185,650,520
---------------------------------------------------------------------------

                                             For the period October 1, 1999
                                               (commencement of operations)
                                                        to October 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,600,221         $21,537,910
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,600,221          21,537,910

Shares
repurchased                                     (1,418)            (11,319)
---------------------------------------------------------------------------
Net increase                                 2,598,803         $21,526,591
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,946,457         $72,704,308
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             6,946,457          72,704,308

Shares
repurchased                                   (381,311)         (4,033,204)
---------------------------------------------------------------------------
Net increase                                 6,565,146         $68,671,104
---------------------------------------------------------------------------

                                             For the period October 1, 1999
                                            (commencement of operations) to
                                                           October 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    447,614          $3,721,444
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               447,614          $3,721,444

Shares
repurchased                                         --                  --
---------------------------------------------------------------------------
Net increase                                   447,614          $3,721,444
---------------------------------------------------------------------------

                                              For the period March 28, 2000
                                            (commencement of operations) to
                                                           October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    301,417          $3,322,973
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               301,417          $3,322,973

Shares
repurchased                                    (22,628)           (252,931)
---------------------------------------------------------------------------
Net increase                                   278,789          $3,070,042
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering
of shares

The fund was established as a Massachusetts business trust on April 6, 1999. During the period April 6, 1999 to April 14, 1999, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance of 352,941 class A shares to Putnam Investments, Inc. on April 14, 1999.

From April 15, 1999 (commencement of operations) to June 30, 1999, the fund began carrying out its investment objective with the initial capital contribution. During this period, the fund had $1,590 of net investment income, $80,235 of net realized losses, and $146,096 of net unrealized appreciation on investments. The net assets at June 30, 1999 were $3,067,451.

Effective July 1, 1999, the fund was registered under the Securities Act of 1933.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President

Robert R. Beck
Vice President and Fund Manager

Paul E. Marrkand
Vice President and Fund Manager

Matthew C. Halperin
Vice President and Fund Manager

Michael K. Arends
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Tax Smart Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN070-66579  2MI  12/00